Consolidated Balance Sheets (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments in joint ventures at fair value	$ 45,127,000	$ 34,654,000	$ 19,612,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	125,000,000	125,000,000	80,000,000
Common stock, shares issued	46,089,646	41,291,596	41,177,658
Common stock, shares outstanding	44,974,706	40,179,906	41,177,658
Treasury stock, par value at cost	$ 0.0001	$ 0.0001	$ 0.0001
Common stock held in treasury	1,114,940	1,111,690	0
6.00% Cumulative Preferred Stock Subject To Mandatory Redemption Series A [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, liquidation preference per share	$ 1,000	$ 1,000	$ 1,000
Preferred stock, dividend rate, percentage	0.06%	0.06%	0.06%
Preferred stock, shares issued	100,000	100,000	0
Mandatory redemption date	May 19, 2015	May 19, 2015
6.46% Cumulative Preferred Stock Subject To Mandatory Redemption Series B [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred Stock, liquidation preference per share	$ 1,000	$ 1,000
Preferred stock, dividend rate, percentage	0.0646%	0.0646%
Preferred stock, shares issued	32,550	32,550
Mandatory redemption date	Nov. 03, 2018	Nov. 03, 2018
6.452% Cumulative Preferred Stock Subject To Mandatory Redemption Series B [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred Stock, liquidation preference per share		$ 1,000	$ 1,000
Preferred stock, dividend rate, percentage		6.452%	6.452%
Preferred stock, shares issued		32,550	0
Mandatory redemption date		Nov. 18, 2018	Nov. 18, 2018
Preferred Stock [Member]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Previously Reported [Member]
Investments in joint ventures at fair value		$ 34,687,000